Other Balance Sheet Components (Tables)	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment	Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Computer equipment and software	3 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of the estimated useful life of 5 years or the lease term
Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Computer equipment and software	$2,002	$1,193
Furniture and fixtures	1,174	122
Capitalized internal-use software	1,842	1,530
Leasehold improvements	2,850	—
Property and equipment, gross	7,868	2,845
Less: accumulated depreciation and amortization	(2,150)	(1,186)
Property and equipment, net	$5,718	$1,659
Property and equipment, net consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Computer equipment and software	$2,957	$2,002
Furniture and fixtures	2,170	1,174
Capitalized internal-use software	1,842	1,842
Leasehold improvements	8,942	2,850
Property and equipment, gross	15,911	7,868
Less: accumulated depreciation and amortization	(3,617)	(2,150)
Property and equipment, net	$12,294	$5,718

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2020	2019
Accrued compensation	$6,888	$2,044
Liability for early exercise of unvested stock options	1,133	1,658
Accrued purchase consideration for acquisition	—	975
Taxes payable	516	376
Deferred revenue	2,585	652
Other accrued and current liabilities	3,876	2,417
Accrued expenses and other current liabilities	$14,998	$8,122
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Accrued compensation	$6,372	$6,888
Liability for early exercise of unvested stock options	808	1,133
Taxes payable	597	516
Deferred revenue	4,568	2,585
Other accrued and current liabilities	8,615	3,876
Accrued expenses and other current liabilities	$20,960	$14,998